Notes Payable - Related Parties (Details) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended
	Dec. 28, 2018	Aug. 31, 2019	May 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Notes Payable - Related Parties (Textual)
Advances				$ 328
Annual Interest rate, percentage	3.50%			10.00%
Debt instrument, maturity date				Jul. 30, 2020
Interest on related party				$ 10
William B. Hoagland [Member]
Notes Payable - Related Parties (Textual)
Advances			$ 30
Randy May [Member]
Notes Payable - Related Parties (Textual)
Advances		$ 45